Balance Sheet Components	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Components	Balance Sheet Components
Cash and cash equivalents
Our cash and cash equivalents balances were concentrated by location as follows:

	March 31, 2022	December 31, 2021
United Kingdom	77%	97%
United States	21%	3%
Other	1%	—%
Other receivables (in thousands)

	March 31, 2022	December 31, 2021
R&D tax credit receivable[1]	$47,428	$45,632
Grants receivable	700	753
VAT receivable	1,112	1,073
Other receivable, net	9	4
Total other receivables	$49,249	$47,462
[1] The research and development tax credit receivable consists of research and development expenses that have been claimed as research and development tax credits in accordance with the relevant U.K. tax legislation. The claims related to the 2020 year are currently under examination by the U.K. government.
Property and equipment, net (in thousands)

	March 31, 2022	December 31, 2021
Computer equipment	$2,129	$1,998
Lab equipment	14,843	13,940
Motor vehicles	31	31
Furniture and fixtures	315	315
Leasehold improvements	1,230	1,230
Assets under construction	30	—
Total property and equipment	$18,578	$17,514
Less: accumulated depreciation	(10,171)	(9,088)
Total property and equipment, net	$8,407	$8,426
Total depreciation expense for the three months ended March 31, 2022 and 2021 was $1.4 million and $0.8 million, respectively. As part of the expected sale of the Company's data communications business in the second quarter of fiscal 2022, a group of fixed assets will be transferred to the buyer of the business. We have not reclassified these fixed assets as Held For Sale as we consider the balance of these fixed assets to be immaterial to our condensed consolidated financial statements.
Finance lease right-of-use assets, net (in thousands)

	March 31, 2022	December 31, 2021
Finance lease right-of-use assets	$2,966	$2,966
Less: accumulated amortization	(1,298)	(1,205)
Total finance lease right-of-use assets, net	$1,668	$1,761
Amortization expense for the three months ended March 31, 2022 and 2021 was $0.1 million and $0.1 million, respectively.
Intangible assets, net (in thousands)

	March 31, 2022	December 31, 2021
In-process research and development	$3,048	$3,048
Total intangible assets, net	$3,048	$3,048
The Company reviews its intangible assets for potential impairment whenever events or circumstances indicate that the carrying value of the intangible assets may not be recoverable. No impairment charges were recorded for the three months ended March 31, 2022 and 2021.
Other non-current assets (in thousands)

	March 31, 2022	December 31, 2021
Security deposits	$280	$280
Operating right of use assets	4,257	4,577
Prepaid asset, net of current portion	3,047	2,826
Other non-current assets	200	—
Total other non-current assets	$7,784	$7,683
Accrued expenses (in thousands)

	March 31, 2022	December 31, 2021
Accrued bonus	$9,587	$7,546
Accrued payroll and benefits	4,016	2,750
Accrued taxes	451	439
Accrued fabrication costs	2,962	3,110
Accrued transaction costs	349	1,004
Other accrued expenses	2,717	2,511
Total accrued expenses	$20,082	$17,360
Balance Sheet Components
Cash and cash equivalents
Our cash and cash equivalents balances were concentrated by location as follows:

	December 31,
	2021	2020
United Kingdom	97%	96%
United States	3%	3%
Other	—%	1%
Other receivables

	December 31,
	2021	2020
R&D tax credit receivable	$45,632	$17,412
Grants receivable	753	—
VAT receivable	1,073	607
Other receivable, net	4	5
Total other receivables	$47,462	$18,024
Property and equipment, net (in thousands):

	December 31,
	2021	2020
Computer equipment	$1,998	$1,218
Lab equipment	13,940	7,607
Motor vehicles	31	31
Furniture and fixtures	315	265
Leasehold improvements	1,230	704
Assets under construction	—	27
Total property and equipment	$17,514	$9,852
Less: accumulated depreciation	(9,088)	(5,802)
Total property and equipment, net	$8,426	$4,050

Total depreciation expense was $4.2 million and $2.3 million for the years ended December 31, 2021, and 2020, respectively.
Finance lease right-of-use assets, net (in thousands):

	December 31,
	2021	2020
Finance lease right-of-use assets	$2,966	$2,966
Less: accumulated amortization	(1,205)	(834)
Total finance lease right-of-use assets, net	$1,761	$2,132
Amortization expense was $0.4 million and $0.4 million for the years ended December 31, 2021, and 2020, respectively.
Intangible assets, net (in thousands):

	December 31,
	2021	2020
In-process research and development	$3,048	$3,048
Total intangible assets, net	$3,048	$3,048
The Company reviews its intangible assets for potential impairment whenever events or circumstances indicate that the carrying value of the intangible assets may not be recoverable. No impairment charges were recorded for the years ended December 31, 2021, and 2020, respectively.
Other non-current assets (in thousands):

	December 31,
	2021	2020
Capitalized transaction costs	$—	$121
Security deposits	280	—
Operating right of use assets	4,577	1,486
Prepaid asset, net of current portion	$2,826	$—
Total other non-current assets	$7,683	$1,607
Accrued expenses (in thousands):

	December 31,
	2021	2020
Accrued bonus	$7,546	$3,349
Accrued payroll and benefits	2,750	1,524
Accrued taxes	439	332
Accrued fabrication costs	3,110	2,321
Share appreciation rights	—	706
Accrued transaction costs	1,004	335
Other accrued expenses	2,511	1,828
Total accrued expenses	$17,360	$10,395